UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2002



                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey,Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
-------------------------------
London, UK
08/13/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 27
                                       ----

Form 13F Information Table Value Total: $541,461,264
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 06/30/02



                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida                           ADR   US00709P1084   14765     631000    Sole                 1      Sole
America Movil                         ADR   US02364W1053   39844    2973443    Sole                 1      Sole
Ashanti Goldfields                    GDR   US0437432026   38214    7719975    Sole                 1      Sole
Banco Latino America de Export       CL E   PAP169941328   12624    1005915    Sole                 1      Sole
Check Point Software Tech Ltd.        COM   IL0010824113   25569    1885600    Sole                 1      Sole
Coca-Cola Femsa                       ADR   US1912411089   25869    1077891    Sole                 1      Sole
Comp. Anon. Nac. Telefones            ADS   US2044211017   15174    1066335    Sole                 1      Sole
Companhia Brasileira De Distribuicao  ADR   US20440T2015   35419    1990969    Sole                 1      Sole
Distribucion y Servicios (D&S)        ADR   US2547531069    9494     798460    Sole                 1      Sole
Embotelladora Andina                ADR A   US29081P204     7950    1111855    Sole                 1      Sole
Embotelladora Andina                ADR B   US29081P3038   14832    2392200    Sole                 1      Sole
Femsa                                 ADS   US3444191064   62848    1602444    Sole                 1      Sole
Grupo Televisa SA                     ADR   US40049J2069   29332     784700    Sole                 1      Sole
Korea Electric Power                  ADR   US5006311063    5389     514714    Sole                 1      Sole
KT Corporation                        ADR   US48268K1016    9975     460750    Sole                 1      Sole
Lihir Gold Ltd                        ADR   US5323491077     317      21000    Sole                 1      Sole
Matav                                 ADS   US5597761098   33280    2080014    Sole                 1      Sole
Millicom Int'l.                       COM   LU0038705702    5390    3369034    Sole                 1      Sole
Minera Buenaventura                   ADS   US2044481040   24809     969100    Sole                 1      Sole
Mobile Telesystems                    ADR   US6074091090   23760     784415    Sole                 1      Sole
Orbotech Ltd                          COM   IL0008722873   29832    1314170    Sole                 1      Sole
Quilmes Industrial(New Preferred)     ADR   US74838Y1082   13594    1389979    Sole                 1      Sole
Quinenco                              ADS   US7487181031   13483    2751539    Sole                 1      Sole
Santa Isabel                          ADR   US8022331065     383     165000    Sole                 1      Sole
Taiwan Semiconductor                  ADR   US8740391003    6449     496100    Sole                 1      Sole
Telefonos de Mexico                 ADR L   US8794037809   39735    1238613    Sole                 1      Sole
Wimm-Bill-Dann Foods                  ADR   US97263M1099    3131     148400    Sole                 1      Sole

                                                  Total: 541,461


REPORT SUMMARY             27 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


